Summary of significant accounting policies and basis of presentation - Net loss per share (Details) - shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Stock options
Net loss per share
Anti-dilutive shares of common stock (in shares)	3,293,341	2,002,593
RSUs
Net loss per share
Anti-dilutive shares of common stock (in shares)	170,000